Accounting Policies Applied - Future Cash Flows Projections Growth Rate of Non-financial Assets (Detail)	Dec. 31, 2017	Dec. 31, 2016
Argentina [Member] | Argentine peso [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	11.00%	11.10%
Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	4.20%
Brazil [Member] | Brazilian Reals [Member] | Bottom of range [member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates		4.60%
Brazil [Member] | Brazilian Reals [Member] | Top of Range [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates		5.90%
Peru [Member] | Peruvian sol [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	2.50%
Peru [Member] | Peruvian sol [Member] | Bottom of range [member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates		3.20%
Peru [Member] | Peruvian sol [Member] | Top of Range [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates		4.50%
Colombia [Member] | Colombian peso [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	3.40%
Colombia [Member] | Colombian peso [Member] | Bottom of range [member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates		3.80%
Colombia [Member] | Colombian peso [Member] | Top of Range [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates		3.80%